Financial Instruments and Risk Management (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MYR/SGD [Member]
Financial Instruments and Risk Management [Line Items]
Average monthly variance rate	0.03%	2.32%	1.61%
Other variables held post-tax profit	$ 27,185	$ 23,106	$ 530
GBP/SGD [Member]
Financial Instruments and Risk Management [Line Items]
Average monthly variance rate	0.54%	0.52%	1.62%
Other variables held post-tax profit	$ 448,826	$ 10,687	$ 6,427